PENSION AND OTHER POSTRETIREMENT BENEFITS - Future Benefit Payments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 29, 2018	Jul. 02, 2016	Jun. 30, 2019	Dec. 29, 2018
ADPP
Future Benefit Payments
Settlements	$ 152.0	$ 70.0
ADPP | Forecast
Future Benefit Payments
Settlements			$ 792.0
U.S.
Future Benefit Payments
Settlements				$ 173.1
2019	8.5			8.5
2020	7.4			7.4
2021	7.7			7.7
2022	6.4			6.4
2023	6.3			6.3
2024 - 2028	27.5			27.5
Int'l
Future Benefit Payments
Settlements				9.5
2019	20.2			20.2
2020	21.9			21.9
2021	21.6			21.6
2022	24.0			24.0
2023	25.3			25.3
2024 - 2028	146.2			146.2
U.S. Postretirement Health Benefits
Future Benefit Payments
2019	0.4			0.4
2020	0.4			0.4
2021	0.4			0.4
2022	0.3			0.3
2023	0.3			0.3
2024 - 2028	$ 1.3			$ 1.3